Segment information - Narrative (Details)	6 Months Ended
Jun. 30, 2025 operating_segment Reporting_Segment numberOfCo-founder numberOfCo-ceo
Disclosure of operating segments [line items]
Number of co-founders | numberOfCo-founder	3
Number of co-CEOs | numberOfCo-ceo	2
Number of reporting segments | Reporting_Segment	1
Number of operating segments | operating_segment	1